Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of provision for income taxes
	December 31, 2020	December 31, 2019	December 31, 2018
Current	$147	$324	$15
Deferred	-	-	-
Income tax expenses	$147	$324	$15

Schedule of reconciliation of effective tax rate
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2020	2019	2018
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(10)%	-	-
Permanent difference	2%	7%	(26)%
Effective tax rate	17%	32.0%	(-1)%

Schedule of tax payable
	December 31, 2020	December 31, 2029	December 31, 2018
VAT taxes payable	$197	$39	$(5)
Other taxes payable	468	335	15
Totals	$665	$374	$10